UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number(s): 811-22845

BABSON CAPITAL FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

550 South Tryon Street

Suite 3300

Charlotte, NC 28202

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (704) 805-7200

Janice M. Bishop

Vice President, Secretary and Chief Legal Officer

c/o Babson Capital Management LLC

Independence Wharf

470 Atlantic Avenue, Boston MA 02210

(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: December 31, 2013

Item  1. Reports to Stockholders.

The Report to Stockholders is attached hereto.

BABSON CAPITAL FUNDS TRUST

Semi-Annual Report

December 31, 2013

Babson Capital Funds Trust 2013 Semi-Annual Report

Dear Shareholder,

We are pleased to provide our inaugural semi-annual Shareholder Letter for the Babson Capital Funds Trust (“the Funds”), which launched on September 16, 2013. As investment adviser to the Funds, we bring one of the industry’s longest track records in managing global high yield assets. Operating with research, portfolio management and trading integrated across the United States and Europe has enabled us to create Funds that offer a truly global approach and capable of uncovering the most attractive opportunities up and down the capital structure and across industries and geographies.

Looking back, as we entered 2013, investors in the U.S. were worried about an impending “fiscal cliff” of automatic tax hikes and spending cuts that threatened to push the economy back toward recession. Exiting 2013, investors were much more upbeat about the prospects for the U.S. economy, as the consensus view seemed to be that any surprises would be to the upside. In between, several events marked 2013 as a year where investment performance was dominated by risk assets.

During the past year, we moved beyond the five-year anniversary of some major events, like the collapse of Lehman and announcement of TARP, which came to symbolize the financial crisis and set the stage for the current environment. The massive intervention of major global central banks since the crisis seems to have calmed the markets to the point that systemic risk concerns have abated sharply. Developed market central banks in the U.S., Europe, United Kingdom and Japan continue to keep benchmark interest rates near historic lows and supply the financial markets with ample liquidity. The European Central Bank was particularly effective during 2013 as government bond yields in peripheral Euro area countries rallied sharply, indicating contagion risk was abating in that region.

In addition to continued accommodative monetary policy conditions, the economic environment in developed markets improved during 2013. Stronger macroeconomic fundamentals helped position the U.S. as the furthest along in the global recovery process and enabled the Euro area to finally pull out of its long recession. Fourth quarter economic data in the U.S. have generally been positive, which renewed hope that despite fiscal drag, a partial government shutdown and policy uncertainty the economy can still grow. In Europe, some early growth signs emerged, including manufacturing indictors that point toward continued expansion, yet the Euro area economy remains fragile. So, while 2013 ushered in some signs of optimism in advanced economies there are still economic challenges, including high unemployment rates and elevated levels of government debt, that warrant caution.

The ongoing accommodative monetary policy has provided a favorable backdrop to credit markets. In particular, the corporate sector continues to benefit from stronger balance sheets, record profit margins and high cash balances. Although there were periods of increased uncertainty and market volatility in 2013, riskier asset classes generally outperformed lower-risk investments. Higher interest rates resulted in poor performance for most fixed income assets, but high yield assets generated positive returns as investors turned to this segment of the credit markets in the current low-rate environment.

At Babson Capital, we take a long-term view, focusing on total returns and risk-adjusted relative value opportunities. Our process seeks to provide a differentiated approach and results for our clients. On the following pages of this report, you will find details of each Fund’s investment performance and a discussion of the circumstances that influenced performance. We appreciate your continued partnership and look forward to helping you achieve your investment objectives.

Sincerely,

Anthony Sciacca

President and Chief Executive Officer

Babson Capital Funds Trust

Cautionary Notice: Certain statements contained in this report may be “forward looking” statements. Investors are cautioned not to place undue reliance on forward-looking statements, which speak only as of the date in which they are made and which reflect management’s current estimates, projections, expectations or beliefs, and which are subject to risks and uncertainties that may cause actual results to differ materially. These statements are subject to change at any time based upon economic, market or other conditions and may not be relied upon as investment advice or an indication of the Trust’s trading intent. References to specific securities are not recommendations of such securities, and may not be representative of the Fund’s current or future investments. We undertake no obligation to publicly update forward looking statements, whether as a result of new information, future events, or otherwise.

Babson Global Floating Rate Fund 2013 Semi-Annual Report

Investment Objective

The investment objective of the Babson Global Floating Rate Fund (“Global Floating Rate Fund” or the “Fund”) is to seek a high level of current income. Preservation of capital is a secondary goal.

Portfolio Management Commentary

How did the Fund perform?

■	The Fund reported a total rate of return for the fourth quarter of +1.70%. Furthermore, the Fund returned +1.60% since the Fund’s inception date of September 16, 2013.

What factors influenced performance of the Fund?

■	The initial ramping of the portfolio influenced the performance of the Fund during this period. In addition, many of the loans experienced longer than anticipated settlement times, which affected the Fund’s ability to generate current income. By the beginning of 2014, we expect most of the loans to be settled and generating attractive income streams for our investors.

Describe recent portfolio activity.

■	During the period, the Fund continued to ramp the initial capital funding by constructing a well-diversified portfolio across issuers, countries and industries. As of December 31, 2013, the portfolio had a geographical weighting of 57.1% in U.S. and 42.9% in non-U.S. issuers.

■	The majority of the Fund’s holdings were purchased in the U.S. new issue market with an Original Issue Discount. The Fund also made secondary purchases in the European market to take advantage of opportunities that we believe offer attractive yields and the potential for capital appreciation.

Describe portfolio positioning at period end.

■	On a traded basis, the Fund ended the year with an 87.6% weighting to senior secured loans. The remaining balance of the portfolio was invested in senior secured bonds (12.4%). Of the senior secured bonds, 9.4% are floating rate notes primarily issued by European companies, increasing the total floating rate exposure of the portfolio to 97.0%.

■	From an industry perspective, the Fund remains well-diversified across a number of industries (as determined by Moody’s), with higher concentrations in Finance (11.7%), Healthcare, Education and Childcare (10.9%), and Diversified/Conglomerate Service (9.0%) as of year-end.

■	As of December 31, 2013, the Fund had the following Moody’s credit quality breakdown: 5.9% in Ba assets, 70.6% in single-B credits and a small exposure to Caa and below at 4.1%. Approximately (19.4%) of the Fund’s assets are not publicly rated, primarily consisting of European issuers that we believe are of a comparable quality to other assets in the portfolio.

■	The Fund remains overweight to European assets relative to the weighting of the global loan market as we believe the Western European loan market offers higher return potential than the U.S. loan market for similar fundamental credit risk. The U.S. loan primary market continues to experience high levels of issuance, which allowed the manager to be selective when investing in this segment of the market. While the secondary market has rallied appreciably in Europe, ongoing bank de-levering is continuing to provide discounted investment opportunities that we believe are attractive.

Describe market and portfolio outlook.

■	As we enter 2014, overall monetary policy continues to be very accommodative (despite the Fed’s modest reduction in its QE program) with indications of a generally improving economic environment. Senior secured loan spreads in the U.S. and Europe are beginning the year at attractive levels based on historical standards. Additionally, high yield corporate credit fundamentals should remain favorable, in our opinion, and we believe the global loan market will generate attractive risk-adjusted performance for its investors.

Cautionary Notice: Certain statements contained in this report may be “forward looking” statements. Investors are cautioned not to place undue reliance on forward-looking statements, which speak only as of the date in which they are made and which reflect management’s current estimates, projections, expectations or beliefs, and which are subject to risks and uncertainties that may cause actual results to differ materially. These statements are subject to change at any time based upon economic, market or other conditions and may not be relied upon as investment advice or an indication of the Trust’s trading intent. References to specific securities are not recommendations of such securities, and may not be representative of the Fund’s current or future investments. We undertake no obligation to publicly update forward looking statements, whether as a result of new information, future events, or otherwise.

Babson Global Floating Rate Fund 2013 Semi-Annual Report

PORTFOLIO COMPOSITION (% OF ASSETS*)

COUNTRY COMPOSITION (% OF ASSETS*)

*	Percentage of assets are expressed by market value excluding cash and accrued income, and may vary over time. The percentages shown above represent a percentage of the assets as of December 31, 2013.

Babson Global Credit Income Opportunities Fund Semi-Annual Report

Investment Objective

The investment objective of the Babson Global Credit Income Opportunities Fund (“Global Credit Income Opportunities Fund” or the “Fund”) is to seek an absolute return, primarily through current income and secondarily through capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

■	The Fund reported a total rate of return for the fourth quarter of +3.40%. In addition, the Fund returned +3.30% since the Fund’s inception date of September 16, 2013.

What factors influenced performance of the Fund?

■	The initial ramping of the portfolio influenced the performance of the Fund during this period. In addition, many of the loans experienced longer than anticipated settlement times, which affected the ability of the Fund to generate current income. By the beginning of 2014, we expect most of the loans to be settled and generating attractive income streams for our investors.

Describe recent portfolio activity.

■	During the period, the Fund continued to ramp the initial capital funding by constructing a diversified portfolio across assets classes, issuers, countries and industries. As of December 31, 2013, the portfolio had an asset class weighting of 57.0% in high yield bonds and 43.0% in senior secured loans. From a geographical weighting perspective, the portfolio had a weighting of 56.0% in U.S. and 44.0% in non-U.S. issuers.

■	The majority of the Fund’s holdings were purchased in the U.S. new issue senior secured loan and high yield bond markets. For issuers in the European market, the Fund made many secondary purchases to take advantage of opportunities that we believe offer attractive yields and the potential for capital appreciation.

Describe portfolio positioning at period end.

■	The Fund ended the year with a higher percentage of assets in global high yield bonds (57.0%) than global senior secured loans (43.0%). At this point in time, we believe that global high yield bonds are more attractive than global senior secured loans from a relative value perspective. Additionally, a significant portion of the portfolio (69.2%) is senior secured in nature and is intended to provide the portfolio with added protection against principal loss in the event that default rates increase.

■	From an industry perspective, the Fund remains well-diversified across a number of industries (as determined by Moody’s), with higher concentrations in Retail Stores (9.8%), Oil and Gas (8.1%), and Broadcasting and Entertainment (7.9%) as of year-end.

■	As of December 31, 2013, the Fund had the following Moody’s credit quality breakdown: 0.3% in Baa assets, 12.7% in Ba assets, 63.4% in single-B credits, and a small exposure to Caa and below at 3.7%. A portion of the assets are not publicly rated (19.9%) and primarily consist of European issuers that we believe are of a comparable quality to other assets in the portfolio.

■	We believe the Western European loan market offers higher return potential than the U.S. market for similar fundamental credit risk. The U.S. primary market continues to experience high levels of issuance, which allowed the manager to be selective when investing in this segment of the market. While the secondary market has rallied appreciably in Europe, ongoing bank de-levering is continuing to provide discounted investment opportunities that we believe are attractive.

Babson Global Credit Income Opportunities Fund Semi-Annual Report

Describe market and portfolio outlook.

■	As we enter into 2014, overall monetary policy continues to be very accommodative (despite the Fed’s modest reduction in its QE program) with indications of a generally improving economic environment. We believe that corporate fundamentals, including low leverage levels, strong liquidity and earnings growth will remain stable into 2014 in both the U.S. and European markets. Against that backdrop, we expect fundamentals to remain favorable with default rates below historical averages. If these trends continue, we believe the Fund is well positioned to take advantage of attractive relative value opportunities across the high yield market on a global basis and offer attractive risk-adjusted performance to its investors.

Cautionary Notice: Certain statements contained in this report may be “forward looking” statements. Investors are cautioned not to place undue reliance on forward-looking statements, which speak only as of the date in which they are made and which reflect management’s current estimates, projections, expectations or beliefs, and which are subject to risks and uncertainties that may cause actual results to differ materially. These statements are subject to change at any time based upon economic, market or other conditions and may not be relied upon as investment advice or an indication of the Trust’s trading intent. References to specific securities are not recommendations of such securities, and may not be representative of the Fund’s current or future investments. We undertake no obligation to publicly update forward looking statements, whether as a result of new information, future events, or otherwise.

Babson Global Credit Income Opportunities Fund 2013 Semi-Annual Report

PORTFOLIO COMPOSITION (% OF ASSETS*)

COUNTRY COMPOSITION (% OF ASSETS*)

*	Percentage of assets are expressed by market value excluding cash and accrued income, and may vary over time. The percentages shown above represent a percentage of the assets as of December 31, 2013.

Babson Capital Funds Trust 2013 Semi-Annual Report

SHAREHOLDER EXPENSES (UNAUDITED)

As a shareholder of Babson Global Floating Rate Fund or Babson Global Credit Income Opportunities Fund, you incur ongoing expenses, such as management fees, shareholder service fees, distribution fees and other fund expenses. The following table is intended to help you understand your ongoing expenses (in dollars and cents) of investing in the Funds and to compare these expenses with the ongoing expenses of investing in other funds.

The table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 16, 2013, commencement of operations, to December 31, 2013.

Actual Expenses

The first line in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Babson Global Floating Rate Fund

	EXPENSE RATIO	BEGINNING AMOUNT	ENDING VALUE	AVERAGE VALUE	OPERATING EXPENSE INCURRED*
Class A
Actual	1.05%	1,000.00	1,016.00	1,008.00	3.07
Hypothetical	1.05%	1,000.00	1,011.50	1,005.75	3.07

Class C
Actual	1.80%	1,000.00	1,013.00	1,006.50	5.26
Hypothetical	1.80%	1,000.00	1,009.30	1,004.65	5.25

Class I
Actual	0.75%	1,000.00	1,016.00	1,008.00	2.20
Hypothetical	0.75%	1,000.00	1,012.30	1,006.15	2.19

Class Y
Actual	0.75%	1,000.00	1,016.00	1,008.00	2.20
Hypothetical	0.75%	1,000.00	1,012.30	1,006.15	2.19

*	For each Class of the Fund, net expenses are equal to the annualized expense ratio for such class multiplied by the average account value over the period, multiplied by 106/365.

Babson Capital Funds Trust 2013 Semi-Annual Report

Babson Global Credit Income Opportunities Fund

	EXPENSE RATIO	BEGINNING AMOUNT	ENDING VALUE	AVERAGE VALUE	OPERATING EXPENSE INCURRED*
Class A
Actual	1.20%	1,000.00	1,033.00	1,016.50	3.54
Hypothetical	1.20%	1,000.00	1,011.00	1,005.50	3.50

Class C
Actual	1.95%	1,000.00	1,030.00	1,015.00	5.75
Hypothetical	1.95%	1,000.00	1,008.90	1,004.45	5.69

Class I
Actual	0.95%	1,000.00	1,033.00	1,016.50	2.80
Hypothetical	0.95%	1,000.00	1,011.80	1,005.90	2.78

Class Y
Actual	0.95%	1,000.00	1,033.00	1,016.50	2.80
Hypothetical	0.95%	1,000.00	1,011.80	1,005.90	2.78

*	For each Class of the Fund, net expenses are equal to the annualized expense ratio for such class multiplied by the average account value over the period, multiplied by 106/365.

Babson Capital Funds Trust 2013 Semi-Annual Report

BABSON CAPITAL FUNDS TRUST

FINANCIAL REPORT

Babson Capital Funds Trust 2013 Semi-Annual Report

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013 (Unaudited)

	BABSON GLOBAL FLOATING RATE FUND	BABSON GLOBAL CREDIT INCOME OPPORTUNITIES FUND

Assets
Investments, at fair value (cost $63,064,726 and $50,064,601, respectively)	$63,907,465	$51,457,132
Cash	5,476	13,655
Foreign currency, at value (cost $1,509,616 and $1,949,841, respectively)	1,529,268	1,969,544
Receivable for investments sold	7,094,975	4,823,113
Interest receivable	216,743	642,236
Receivable from adviser (see Note 3)	36,437	12,975
Foreign tax reclaims receivable	—	2,366
Unrealized appreciation on forward foreign currency exchange contracts	5,740	—
Unrealized appreciation on unfunded loan commitments	208	—
Prepaid expenses	550	550

Total assets	72,796,862	58,921,571

Liabilities
Payable for investments purchased	14,579,085	6,913,125
Distribution fees payable	280	284
Unrealized depreciation on forward foreign currency exchange contracts	161,104	164,073
Accrued expenses and other liabilities	119,344	119,381
Total liabilities	14,859,813	7,196,863

Total net assets	$57,937,049	$51,724,708

Composition of net assets
Shares of beneficial interest outstanding (par value $0.00001 per share), unlimited number of shares authorized	$570	$501
Additional paid-in capital	57,049,430	50,049,532
Undistributed net investment income	388,262	585,431
Accumulated net realized loss	(124,654)	(74,640)
Net unrealized appreciation	623,441	1,163,884

Total net assets	$57,937,049	$51,724,708

Class A
Net assets applicable to outstanding shares	$914,006	$929,490

Shares of beneficial interest outstanding	90,000	90,003

Net asset value per share outstanding	$10.16	$10.33

Maximum offering price per share outstanding (Net asset value plus sales charge of 3.00% and 3.75%, respectively)	$10.47	$10.73

Class C
Net assets applicable to outstanding shares	$101,335	$103,048

Shares of beneficial interest outstanding	10,000	10,000

Net asset value per share outstanding	$10.13	$10.30

See accompanying Notes to Financial Statements

Babson Capital Funds Trust 2013 Semi-Annual Report

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2013 (Unaudited)

	BABSON GLOBAL FLOATING RATE FUND	BABSON GLOBAL CREDIT INCOME OPPORTUNITIES FUND

Class I
Net assets applicable to outstanding shares	$32,018,738	$25,371,923

Shares of beneficial interest outstanding	3,150,134	2,455,000

Net asset value per share outstanding	$10.16	$10.33

Class Y
Net assets applicable to outstanding shares	$24,902,970	$25,320,247

Shares of beneficial interest outstanding	2,450,000	2,450,000

Net asset value per share outstanding	$10.16	$10.33

See accompanying Notes to Financial Statements

Babson Capital Funds Trust 2013 Semi-Annual Report

STATEMENTS OF OPERATIONS

Period from September 16, 2013 through December 31, 2013* (Unaudited)

	BABSON GLOBAL FLOATING RATE FUND	BABSON GLOBAL CREDIT INCOME OPPORTUNITIES FUND

Investment Income
Interest income	$506,042	$726,685

Total investment income	506,042	726,685

Operating Expenses
Advisory fees	101,126	110,758
12b-1 distribution and servicing plan — Class A	658	664
12b-1 distribution and servicing plan — Class C	292	295
Professional fees	42,659	42,659
Administrator fees	33,241	33,241
Custody fees	24,930	24,930
Directors’ fees	17,240	17,242
Transfer agent fees	16,765	16,765
Printing and mailing expenses	5,540	5,540
Shareholder servicing expenses	4,847	4,847
Registration fees	2,379	2,379
Other operating expenses	5,666	5,667

Total operating expenses	255,343	264,987
Reimbursement of expenses	(137,563)	(123,733)

Net operating expenses	117,780	141,254

Net investment income	388,262	585,431

Realized and Unrealized Gains (Losses) on Investments
Net realized gain on investments	179,104	261,138
Net realized loss on forward foreign currency exchange contracts	(141,665)	(214,418)
Net realized loss on foreign currency and translation	(162,093)	(121,360)

Net realized loss on investments	(124,654)	(74,640)

Net change in unrealized appreciation on investments	842,947	1,392,531
Net change in unrealized depreciation on forward foreign currency exchange contracts	(155,364)	(164,073)
Net change in unrealized depreciation on foreign currency and translation	(64,142)	(64,574)

Net change in unrealized appreciation on investments	623,441	1,163,884

Net realized and unrealized gains on investments	498,787	1,089,244

Net increase in net assets resulting from operations	$887,049	$1,674,675

*	Funds commenced operations on September 16, 2013.

See accompanying Notes to Financial Statements

Babson Global Floating Rate Fund 2013 Semi-Annual Report

STATEMENT OF CASH FLOWS

for the period ended December 31, 2013 (Unaudited)

Cash flows used in operating activities:
Net increase in net assets resulting from operations	$887,049
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term investments	(71,521,683)
Proceeds from sales of long-term investments	15,685,810
Amortization and (accretion) of discount and premium, net	(7,834)
Changes in operating assets and liabilities:
Increase in restricted cash	(7,041,707)
Increase in receivable for investments sold	(7,094,975)
Increase in interest receivable	(216,743)
Increase in receivable from Adviser	(36,437)
Increase in other assets	(758)
Increase in receivable for open forward foreign currency contracts	(5,740)
Increase in payable for investments purchased	14,579,085
Increase in distributions payable	280
Increase in payable for open forward foreign currency contracts	161,104
Increase in accrued expenses	119,344
Net change in unrealized (appreciation) depreciation on investments	(842,947)
Net realized gain from investments	(179,104)

Net cash used in operating activities	(55,515,256)

Cash flows from financing activities:
Proceeds from shares sold	57,050,000

Net cash from financing activities	57,050,000

Net increase in cash: (1)	1,534,744
Cash at beginning of period	–

Cash at end of period	$1,534,744

(1)	Balance includes foreign currency of $1,529,268.

See accompanying Notes to Financial Statements

Babson Global Credit Income Opportunities Fund 2013 Semi-Annual Report

STATEMENT OF CASH FLOWS (CONTINUED)

for the period ended December 31, 2013 (Unaudited)

Cash flows used in operating activities:
Net increase in net assets resulting from operations	$1,674,675
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term investments	(66,278,173)
Proceeds from sales of long-term investments	17,094,680
Amortization (accretion) of discount and premium, net	19,046
Increase in restricted cash	(639,016)
Increase in receivable for investments sold	(4,823,113)
Increase in dividends and interest receivable	(642,236)
Increase in manager receivable	(12,975)
Increase in receivable from Adviser	(2,366)
Increase in other assets	(550)
Increase in payable for investments purchased	6,913,125
Increase in distributions payable	284
Increase in payable for open forward foreign currency contracts	164,073
Increase in accrued expenses	119,381
Net change in unrealized (appreciation) depreciation on investments	(1,392,531)
Net realized gain from investments	(261,138)

Net cash provided by operating activities	(48,066,834)

Cash flows from financing activities:
Proceeds from shares sold	50,050,033

Net cash from financing activities	50,050,033

Net increase in cash: (1)	1,983,199
Cash at beginning of period	–

Cash at end of period	$1,983,199

(1)	Balance includes foreign currency of $1,969,544.

See accompanying Notes to Financial Statements

Babson Capital Funds Trust 2013 Semi-Annual Report

STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited)

	BABSON GLOBAL FLOATING RATE FUND	BABSON GLOBAL CREDIT INCOME OPPORTUNITIES FUND
	PERIOD FROM SEPTEMBER 16, 2013 THROUGH DECEMBER 31, 2013 (1)	PERIOD FROM SEPTEMBER 16, 2013 THROUGH DECEMBER 31, 2013 (1)

Operations
Net investment income	$388,262	$585,431
Net realized loss on investments	(124,654)	(74,640)
Net change in unrealized appreciation on investments	623,441	1,163,884

Net increase in net assets resulting from operations	887,049	1,674,675

Capital Share Transactions
Net proceeds from sale of shares
Class A	900,000	900,033

Class C	100,000	100,000

Class I	31,550,000	24,550,000

Class Y	24,500,000	24,500,000

Net increase in net assets capital stock transactions	57,050,000	50,050,033

Total increase in net assets	57,937,049	51,724,708

Net Assets
Beginning of period	–	–

End of period (includes undistributed net investment income of $388,262 and $585,431, respectively)	$57,937,049	$51,724,708

(1)	Fund commenced operations on September 16, 2013.

See accompanying Notes to Financial Statements

Babson Global Floating Rate Fund 2013 Semi-Annual Report

FINANCIAL HIGHLIGHTS (UNAUDITED)

CLASS A
PERIOD FROM SEPTEMBER 16, 2013 THROUGH DECEMBER 31, 2013 (1)

Per Common Share Data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (2)	0.06
Net realized and unrealized gain on investments	0.10

Total increase from investment operations	0.16

Net asset value, at end of period	$10.16

Total investment return (3)(4)	1.60%

Supplemental Data and Ratios
Net assets, end of period (000’s)	$914
Ratio of total expenses (before reductions and reimbursements) to average net assets (5)(6)	3.37%
Ratio of net expenses to average net assets (5)	1.05%
Ratio of net investment income to average net assets (5)	2.11%
Portfolio turnover rate (4)	32.47%

(1)	Fund commenced operations on September 16, 2013.
(2)	Calculated using average shares outstanding.
(3)	Total investment return calculation does not consider the effects of sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Annualized for periods less than one full year.
(6)	The Adviser has agreed to waive and/or reimburse fees and/or expenses so that, on an annualized basis, such expenses incurred will not exceed 1.05% as a percentage of average daily net assets.

See accompanying Notes to Financial Statements

Babson Global Floating Rate Fund 2013 Semi-Annual Report

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

CLASS C
PERIOD FROM SEPTEMBER 16, 2013 THROUGH DECEMBER 31, 2013 (1)

Per Common Share Data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (2)	0.04
Net realized and unrealized gain on investments	0.09

Total increase from investment operations	0.13

Net asset value, at end of period	$10.13

Total investment return (3)(4)	1.30%

Supplemental Data and Ratios
Net assets, end of period (000’s)	$101
Ratio of total expenses (before reductions and reimbursements) to average net assets (5)(6)	16.88%
Ratio of net expenses to average net assets (5)	1.80%
Ratio of net investment income to average net assets (5)	1.35%
Portfolio turnover rate (4)	32.47%

(1)	Fund commenced operations on September 16, 2013.
(2)	Calculated using average shares outstanding.
(3)	Total investment return calculation does not consider the effects of sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Annualized for periods less than one full year.
(6)	The Adviser has agreed to waive and/or reimburse fees and/or expenses so that, on an annualized basis, such expenses incurred will not exceed 1.80% as a percentage of average daily net assets.

See accompanying Notes to Financial Statements

Babson Global Floating Rate Fund 2013 Semi-Annual Report

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

CLASS I
PERIOD FROM SEPTEMBER 16, 2013 THROUGH DECEMBER 31, 2013 (1)

Per Common Share Data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (2)	0.08
Net realized and unrealized gain on investments	0.08

Total increase from investment operations	0.16

Net asset value, at end of period	$10.16

Total investment return (3)(4)	1.60%

Supplemental Data and Ratios
Net assets, end of period (000’s)	$32,019
Ratio of total expenses (before reductions and reimbursements) to average net assets (5)(6)	1.58%
Ratio of net expenses to average net assets (5)	0.75%
Ratio of net investment income to average net assets (5)	2.59%
Portfolio turnover rate (4)	32.47%

(1)	Fund commenced operations on September 16, 2013.
(2)	Calculated using average shares outstanding.
(3)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Annualized for periods less than one full year.
(6)	The Adviser has agreed to waive and/or reimburse fees and/or expenses so that, on an annualized basis, such expenses incurred will not exceed .75% as a percentage of average daily net assets.

See accompanying Notes to Financial Statements

Babson Global Floating Rate Fund 2013 Semi-Annual Report

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

CLASS Y
PERIOD FROM SEPTEMBER 16, 2013 THROUGH DECEMBER 31, 2013 (1)

Per Common Share Data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (2)	0.07
Net realized and unrealized gain on investments	0.09

Total increase from investment operations	0.16

Net asset value, at end of period	$10.16

Total investment return (3)(4)	1.60%

Supplemental Data and Ratios
Net assets, end of period (000’s)	$24,903
Ratio of total expenses (before reductions and reimbursements) to average net assets (5)(6)	1.59%
Ratio of net expenses to average net assets (5)	0.75%
Ratio of net investment income to average net assets (5)	2.41%
Portfolio turnover rate (4)	32.47%

(1)	Fund commenced operations on September 16, 2013.
(2)	Calculated using average shares outstanding.
(3)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Annualized for periods less than one full year.
(6)	The Adviser has agreed to waive and/or reimburse fees and/or expenses so that, on an annualized basis, such expenses incurred will not exceed .75% as a percentage of average daily net assets.

See accompanying Notes to Financial Statements

Babson Global Credit Income Opportunities Fund 2013 Semi-Annual Report

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

CLASS A
PERIOD FROM SEPTEMBER 16, 2013 THROUGH DECEMBER 31, 2013 (1)

Per Common Share Data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (2)	0.11
Net realized and unrealized gain on investments	0.22

Total increase from investment operations	0.33

Net asset value, at end of period	$10.33

Total investment return (3)(4)	3.30%

Supplemental Data and Ratios
Net assets, end of period (000’s)	$929
Ratio of total expenses (before reductions and reimbursements) to average net assets (5)(6)	3.50%
Ratio of net expenses to average net assets (5)	1.20%
Ratio of net investment income to average net assets (5)	3.72%
Portfolio turnover rate (4)	36.01%

(1)	Fund commenced operations on September 16, 2013.
(2)	Calculated using average shares outstanding.
(3)	Total investment return calculation does not consider the effects of sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Annualized for periods less than one full year.
(6)	The Adviser has agreed to waive and/or reimburse fees and/or expenses so that, on an annualized basis, such expenses incurred will not exceed 1.20% as a percentage of average daily net assets.

See accompanying Notes to Financial Statements

Babson Global Credit Income Opportunities Fund 2013 Semi-Annual Report

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

CLASS C
PERIOD FROM SEPTEMBER 16, 2013 THROUGH DECEMBER 31, 2013 (1)

Per Common Share Data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (2)	0.09
Net realized and unrealized gain on investments	0.21

Total increase from investment operations	0.30

Net asset value, at end of period	$10.30

Total investment return (3)(4)	3.00%

Supplemental Data and Ratios
Net assets, end of period (000’s)	$103
Ratio of total expenses (before reductions and reimbursements) to average net assets (5)(6)	16.90%
Ratio of net expenses to average net assets (5)	1.95%
Ratio of net investment income to average net assets (5)	2.97%
Portfolio turnover rate (4)	36.01%

(1)	Fund commenced operations on September 16, 2013.
(2)	Calculated using average shares outstanding.
(3)	Total investment return calculation does not consider the effects of sales loads and assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Annualized for periods less than one full year.
(6)	The Adviser has agreed to waive and/or reimburse fees and/or expenses so that, on an annualized basis, such expenses incurred will not exceed 1.95% as a percentage of average daily net assets.

See accompanying Notes to Financial Statements

Babson Global Credit Income Opportunities Fund 2013 Semi-Annual Report

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

CLASS I
PERIOD FROM SEPTEMBER 16, 2013 THROUGH DECEMBER 31, 2013 (1)

Per Common Share Data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (2)	0.12
Net realized and unrealized gain on investments	0.21

Total increase from investment operations	0.33

Net asset value, at end of period	$10.33

Total investment return (3)(4)	3.30%

Supplemental Data and Ratios
Net assets, end of period (000’s)	$25,372
Ratio of total expenses (before reductions and reimbursements) to average net assets (5)(6)	1.73%
Ratio of net expenses to average net assets (5)	0.95%
Ratio of net investment income to average net assets (5)	3.97%
Portfolio turnover rate (4)	36.01%

(1)	Fund commenced operations on September 16, 2013.
(2)	Calculated using average shares outstanding.
(3)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Annualized for periods less than one full year.
(6)	The Adviser has agreed to waive and/or reimburse fees and/or expenses so that, on an annualized basis, such expenses incurred will not exceed .95% as a percentage of average daily net assets.

See accompanying Notes to Financial Statements

Babson Global Credit Income Opportunities Fund 2013 Semi-Annual Report

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

CLASS Y
PERIOD FROM SEPTEMBER 16, 2013 THROUGH DECEMBER 31, 2013 (1)

Per Common Share Data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (2)	0.12
Net realized and unrealized gain on investments	0.21

Total increase from investment operations	0.33

Net asset value, at end of period	$10.33

Total investment return (3)(4)	3.30%

Supplemental Data and Ratios
Net assets, end of period (000’s)	$25,320
Ratio of total expenses (before reductions and reimbursements) to average net assets (5)(6)	1.73%
Ratio of net expenses to average net assets (5)	0.95%
Ratio of net investment income to average net assets (5)	3.97%
Portfolio turnover rate (4)	36.01%

(1)	Fund commenced operations on September 16, 2013.
(2)	Calculated using average shares outstanding.
(3)	Total investment return calculation assumes the reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.
(4)	Not annualized.
(5)	Annualized for periods less than one full year.
(6)	The Adviser has agreed to waive and/or reimburse fees and/or expenses so that, on an annualized basis, such expenses incurred will not exceed .95% as a percentage of average daily net assets.

See accompanying Notes to Financial Statements

Babson Global Floating Rate Fund 2013 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2013

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Fixed Income — 98.2%*:

Bank Loans — 86.0%*§:

Aerospace and Defense — 0.9%*:
TransDigm Group, Inc.	3.75%	2/28/2020	498,740	$496,323	$499,648

Automobile — 1.1%*:
Autobahn Tank & Rast GmbH+	3.75	12/4/2018	250,000	336,266	343,639
Autobahn Tank & Rast GmbH+	4.00	12/4/2019	200,000	271,730	276,937

Total Automobile			450,000	607,996	620,576

Beverage, Food and Tobacco — 3.4%*:
Acosta, Inc.	3.50	3/2/2018	400,526	402,644	402,628
AHT Cooling Systems GmbH+	4.75	9/30/2020	500,000	684,125	687,850
Del Monte Foods Co.	4.25	11/6/2020	250,000	248,750	251,250
Del Monte Foods Co.	8.25	4/11/2021	156,341	154,778	157,710
JBS USA Holdings, Inc.	3.75	9/18/2020	498,750	499,978	497,089

Total Beverage, Food and Tobacco			1,805,617	1,990,275	1,996,527

Broadcasting and Entertainment — 7.2%*:
Cumulus Media Holdings, Inc.	4.25	12/23/2020	375,082	371,332	376,958
Learfield Communications, Inc.	5.00	10/9/2020	419,598	417,562	423,794
Learfield Communications, Inc.	8.75	10/9/2021	1,000,000	1,022,690	1,020,000
Nexstar Broadcasting, Inc.	3.75	10/1/2020	313,039	313,039	313,333
Tyrol Acquisitions 2 SAS+	3.25	1/29/2016	1,158,726	1,511,686	1,548,946
Univision Communications, Inc.	4.00	3/1/2020	497,494	496,280	499,360

Total Broadcasting and Entertainment			3,763,939	4,132,589	4,182,391

Buildings and Real Estate — 2.9%*:
Monier Group Gmbh+	7.25	4/16/2015	500,000	659,163	683,262
Quikrete Holdings, Inc.	4.00	9/28/2020	997,500	992,666	1,001,051

Total Buildings and Real Estate			1,497,500	1,651,829	1,684,313

Cargo Transport — 2.0%*:
CEVA Group PLC+	5.25	8/31/2016	500,000	659,357	668,934
Direct ChassisLink, Inc.	8.75	10/31/2019	500,000	492,590	492,500

Total Cargo Transport			1,000,000	1,151,947	1,161,434

Chemicals, Plastics and Rubber — 4.7%*:
Chromaflo Technologies Corp.	4.50	12/2/2019	626,406	627,932	626,017
Flint Group SA	6.50	12/30/2016	1,000,000	992,822	997,500
Ineos US Finance LLC	4.00	5/4/2018	465,211	462,964	466,374
OCI Beaumont LLC	6.25	8/20/2019	138,388	137,702	139,772
Vantage Specialties, Inc.	5.00	2/10/2019	498,735	497,505	499,673

Total Chemicals, Plastics and Rubber			2,728,740	2,718,925	2,729,336

Containers, Packaging and Glass — 4.3%*:
Ardagh Packaging Finance PLC	4.25	12/17/2019	74,019	73,649	74,389
Chesapeake Corp.+	6.00	9/30/2020	498,750	794,299	829,002
Coveris+	5.00	5/8/2019	500,000	686,624	691,936

See accompanying Notes to Financial Statements

Babson Global Floating Rate Fund 2013 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

December 31, 2013

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Bank Loans (Continued)

Containers, Packaging and Glass (Continued)
Coveris	5.25%	5/8/2019	388,645	$386,731	$394,475
Multi Packaging Solutions, Inc.	4.25	8/15/2020	250,000	249,375	250,312
Multi Packaging Solutions, Inc.	4.25	9/30/2020	250,000	249,375	250,000

Total Containers, Packaging and Glass			1,961,414	2,440,053	2,490,114

Diversified/Conglomerate Manufacturing — 3.3%*:
Filtration Group Corp.	4.50	11/21/2020	366,960	365,139	370,402
Information Resources, Inc.	4.75	9/30/2020	159,038	158,266	159,702
Quality Home Brands Holdings	7.75	5/25/2018	263,673	261,036	263,673
Rexnord LLC	4.00	8/20/2020	928,707	923,225	930,639
ValleyCrest Co. LLC	5.50	6/13/2019	166,249	$167,266	$166,872

Total Diversified/Conglomerate Manufacturing			1,884,627	1,874,932	1,891,288

Diversified/Conglomerate Service — 8.8%*:
Aquilex Holdings LLC	5.25	12/31/2020	200,142	199,642	200,643
Brickman Group Holdings, Inc	7.75	12/5/2020	82,405	81,993	84,131
Brickman Group Holdings, Inc.	4.00	12/18/2018	234,904	233,729	235,785
EIG Investors Corp.	5.00	11/9/2019	601,532	604,198	604,167
Garda World Security Corp.	4.00	11/8/2020	138,843	138,161	138,973
Infor (US), Inc.	3.75	6/3/2020	997,483	994,950	994,990
Northgate Information Solutions+	4.25	3/6/2018	500,000	666,798	672,373
Northgate Information Solutions+	4.75	3/7/2018	500,000	666,798	672,373
Power Team Services LLC	8.25	11/6/2020	500,000	495,051	490,000
Protection One, Inc.	4.25	3/21/2019	125,387	125,230	125,355
Sabre, Inc.	4.50	2/19/2019	498,750	498,750	499,373
Triple Point Technology, Inc.	5.25	7/10/2020	446,151	405,151	397,074

Total Diversified/Conglomerate Service			4,825,597	5,110,451	5,115,237

Ecological — 0.8%*:
ADS Waste Holdings, Inc.	4.25	10/9/2019	477,986	477,986	480,108

Electronics — 0.7%*:
Kronos, Inc.	4.50	10/30/2019	90,985	90,084	91,725
Kronos, Inc.	9.75	4/30/2020	115,144	113,035	118,886
Magic Newco LLC	5.00	12/12/2018	96,598	96,598	97,202
Omnitracs, Inc.	4.75	11/25/2020	73,464	73,101	73,464

Total Electronics			376,191	372,818	381,277

Farming and Agriculture — 0.3%*:
Dole Food Co., Inc.	4.50	11/1/2018	152,301	151,560	152,808

Finance — 9.3%*:
Confie Seguros Holdings II Co.	5.75	11/9/2018	456,866	454,685	456,866
Confie Seguros Holdings II Co.	10.25	5/8/2019	297,015	297,015	297,945
Evertec Group LLC	3.50	4/17/2020	178,238	172,998	173,336
First Data Corp.	4.25	3/23/2018	500,000	497,014	500,345
Nuveen Investments, Inc.	4.25	5/13/2017	500,000	495,320	497,605
Nuveen Investments, Inc.	6.50	2/28/2019	500,000	490,284	494,000

See accompanying Notes to Financial Statements

Babson Global Floating Rate Fund 2013 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

December 31, 2013

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Bank Loans (Continued)

Finance (Continued)
P2 Newco Acquisition, Inc.	5.50%	10/22/2020	484,694	$479,958	$485,905
P2 Newco Acquisition, Inc.	9.50	10/22/2021	500,000	495,100	500,000
SAM Finance Lux Sarl+	4.25	11/11/2020	500,000	806,318	825,905
SAM Finance Lux Sarl	4.25	12/17/2020	500,000	497,500	500,625
Ship US Bidco, Inc.	4.50	11/30/2019	376,772	373,049	378,750
TransUnion LLC	4.25	2/10/2019	185,118	185,118	185,998
VFH Parent LLC	5.75	11/6/2019	120,000	120,742	120,700

Total Finance			5,098,703	5,365,101	5,417,980

Healthcare, Education and Childcare — 9.4%*:
Aenova Holding GmbH+	5.25	9/27/2019	600,000	798,667	827,071
Britax US Holdings, Inc.	4.50	10/15/2020	439,636	437,492	440,551
Envision Healthcare Corp.	4.00	5/25/2018	497,448	497,448	498,482
Heartland Dental Care, Inc.	5.50	12/21/2018	392,016	390,076	392,996
PRA Holdings, Inc.	5.00	9/23/2020	864,029	855,690	865,100
Sheridan Holdings, Inc.	8.25	12/31/2021	66,570	66,238	66,945
TriZetto Group, Inc. (The)	4.75	5/2/2018	872,129	818,100	861,777
Tunstall Group Holdings Ltd.+	5.25	10/16/2020	500,000	791,606	827,387
Vitalia Holdco Sarl+	5.25	7/27/2018	500,000	666,096	682,347

Total Healthcare, Education and Childcare			4,731,828	5,321,413	5,462,656

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.9%*:
Leslie’s Poolmart, Inc.	4.25	10/16/2019	548,269	547,767	549,985

Hotels, Motels, Inns and Gaming — 3.5%*:
Gala Group Ltd.+	5.25	5/25/2018	500,000	800,200	834,773
Hilton Worldwide Finance LLC	3.75	10/25/2020	789,474	785,621	795,395
Marina District Finance Co.	6.75	8/15/2018	379,384	375,590	380,571

Total Hotels, Motels, Inns and Gaming			1,668,858	1,961,411	2,010,739

Insurance — 2.9%*:
AmWINS Group LLC	5.00	9/6/2019	153,772	153,395	154,541
Asurion LLC	4.50	5/24/2019	497,488	495,051	497,114
Hub International Ltd.	4.75	10/2/2020	997,500	992,673	1,008,722

Total Insurance			1,648,760	1,641,119	1,660,377

Leisure, Amusement, Entertainment — 0.3%*:
Town Sports International, Inc.	4.50	11/15/2020	181,325	180,433	182,458

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 1.9%*:
Gardner Denver, Inc.	4.25	7/30/2020	498,750	498,750	498,690
Intelligrated, Inc.	4.50	7/30/2018	121,417	121,118	121,645
Silver II US Holdings LLC	4.00	12/13/2019	489,987	489,987	490,497

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			1,110,154	1,109,855	1,110,832

See accompanying Notes to Financial Statements

Babson Global Floating Rate Fund 2013 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

December 31, 2013

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Bank Loans (Continued)

Mining, Steel, Iron and Non-Precious Metals — 2.4%*:
H.C. Starck GmbH+	4.75%	12/30/2014	250,000	$339,625	$341,346
H.C. Starck GmbH+	4.75	12/30/2015	250,000	339,625	343,065
Metal Services LLC	6.00	6/30/2017	106,886	106,887	107,581
Murray Energy Corp.	5.25	12/5/2019	397,701	395,731	401,431
TMS International Corp.	4.50	10/16/2020	216,723	215,669	218,257

Total Mining, Steel, Iron and Non-Precious Metals			1,221,310	1,397,537	1,411,680

Oil and Gas — 1.8%*:
Energy Transfer Equity LP	3.25	12/2/2019	154,464	154,082	153,846
Equipower Resources Holdings LLC	4.25	12/31/2019	108,598	108,326	108,870
Quicksilver Resources, Inc.	7.00	6/21/2019	500,000	489,657	494,375
Western Refining, Inc.	4.25	11/12/2020	285,542	285,542	288,754

Total Oil and Gas			1,048,604	1,037,607	1,045,845

Personal and Non-Durable Consumer Products Mfg. Only — 1.7%*:
Pacific Industrial Services US Finco LLC	5.00	10/2/2018	997,500	992,707	1,010,388

Personal, Food and Miscellaneous — 0.3%*:
Redtop Acquisitions Ltd.	8.25	5/31/2021	158,761	156,792	160,746

Printing and Publishing — 2.6%:
Emap B2B+	5.15	10/31/2017	500,000	771,086	790,716
Springer Science and Business Media GmbH	5.00	8/14/2020	498,750	496,292	500,411
SuperMedia, Inc.	11.60	12/30/2016	262,567	195,192	195,573

Total Printing and Publishing			1,261,317	1,462,570	1,486,700

Retail Stores — 3.8%*:
Advantage Sales and Marketing, Inc.	4.25	12/18/2017	120,554	119,951	120,885
BJ’s Wholesale Club, Inc.	4.50	9/26/2019	136,343	135,674	137,042
FleetPride Corp.	5.25	11/19/2019	748,111	732,846	738,296
Hudson’s Bay Co.	4.75	11/4/2020	795,317	787,956	807,549
Hudson’s Bay Co.	8.25	11/4/2021	107,296	106,243	110,783
Smart and Final Stores LLC	4.75	11/15/2019	279,018	278,321	278,321

Total Retail Stores			2,186,639	2,160,991	2,192,876

Telecommunications — 3.2%*:
Altice Financing SA	4.75	7/15/2019	265,625	268,438	266,953
CDS Holdco III B.V.+	5.00	8/31/2020	500,000	672,180	690,003
Com Hem Communications AB+	5.25	3/29/2018	5,000,000	763,990	757,947
Syniverse Holdings, Inc.	4.00	4/23/2019	113,184	113,184	113,290

Total Telecommunications			5,878,809	1,817,792	1,828,193

Utilities — 1.6%*:
Dynegy Holdings, Inc.	4.00	4/23/2020	598,353	596,297	600,596
EFS Cogen Holdings I, Inc.	3.75	12/17/2020	304,340	301,312	306,242

Total Utilities			902,693	897,609	906,838

Total Bank Loans			50,066,182	49,228,388	49,823,350

See accompanying Notes to Financial Statements

Babson Global Floating Rate Fund 2013 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

December 31, 2013

	EFFECTIVE INTEREST RATE ‡		DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds — 12.2%*:

Beverage, Food and Tobacco — 0.6%*:
Albain Bidco Norway AS+	6.67	%#	11/1/2020	1,000,000	$166,715	$165,697
Findus Bondco SA+	9.13		7/1/2018	100,000	141,728	151,327

Total Beverage, Food and Tobacco				1,100,000	308,443	317,024

Broadcasting and Entertainment — 0.3%*:
CET 21 Spol Sro+	9.00		11/1/2017	100,000	142,601	143,417

Finance — 2.2%*:
Equiniti Newco 2 PLC+	6.28	#	12/15/2018	750,000	1,215,109	1,257,487

Healthcare, Education and Childcare — 1.3%*:
Care UK Health & Social Care PLC+	9.75		8/1/2017	100,000	165,314	175,117
Unilabs Subholding AB+	7.48	#	7/15/2018	400,000	551,836	558,534

Total Healthcare, Education and Childcare				500,000	717,150	733,651

Insurance — 2.4%*:
Galaxy Bidco Ltd.+	5.52	#	11/15/2019	100,000	160,874	166,539
Hastings Insurance Group Finance PLC+	6.58	#	10/21/2019	150,000	237,540	248,082
Hastings Insurance Group Finance PLC+	8.00		10/21/2020	100,000	159,915	170,563
Towergate Finance PLC+	6.01	#	2/15/2018	500,000	796,763	823,835

Total Insurance				850,000	1,355,092	1,409,019

Leisure, Amusement, Entertainment — 2.9%*:
Travelex Financing PLC+	6.51	#	8/1/2018	700,000	1,119,681	1,159,165
Travelex Financing PLC+	8.00		8/1/2018	100,000	158,219	171,391
Vougeot Bidco PLC+	5.48	#	7/15/2020	250,000	338,833	349,943

Total Leisure, Amusement, Entertainment				1,050,000	1,616,733	1,680,499

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.2%:
Channel Link Enterprises Finance PLC+	3.64	#	6/30/2050	100,000	128,221	131,379

Personal Transportation — 0.8%:
Bond Mission Critical Services PLC+	6.26	#	5/1/2019	300,000	476,494	476,913

Personal, Food and Miscellaneous — 0.2%*:
TeamSystem Holding SpA+	7.38		5/15/2020	100,000	132,409	141,697

Retail Stores — 1.0%*:
Brighthouse Group PLC+	7.88		5/15/2018	150,000	245,222	255,844
New Look Bondco I PLC+	8.75		5/14/2018	200,000	325,175	349,654

Total Retail Stores				350,000	570,397	605,498

Telecommunications — 0.3%*:
Manutencoop Facility Management SpA+	8.50		8/1/2020	100,000	131,982	145,824

Total Corporate Bonds				5,300,000	6,794,631	7,042,408

Total Fixed Income				55,366,182	56,023,019	56,865,758

See accompanying Notes to Financial Statements

Babson Global Floating Rate Fund 2013 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

December 31, 2013

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Short-Term Investment — 12.1%*:

Bank Deposit — 12.1%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01%	1/2/2014	7,041,707	$7,041,707	$7,041,707

Total Investments			62,407,889	63,064,726	63,907,465

Other assets and liabilities — (10.3%)					(5,970,416)

Net Assets — 100.0%					$57,937,049

‡	The effective interest rates are based on settled commitment amount.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

US	United States	57.1%
UK	United Kingdom	20.4%
DE	Germany	6.7%
FR	France	3.9%
ES	Spain	2.3%
SE	Sweden	2.3%
AU	Australia	1.8%
NL	Netherlands	1.2%
AT	Austria	1.2%
Other (Individually less than 1%)		3.1%

Total		100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at December 31, 2013. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. See accompanying Notes to the Financial Statement (2G) for additional information on bank loans.
#	Variable rate security. The interest rate shown is the rate in effect at December 31, 2013.

A summary of outstanding financial instruments at December 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION
01/14/14	State Street Bank & Trust Co.	GBP	218,769	362,244	356,641	$5,603
01/14/14	State Street Bank & Trust Co.	SEK	72,875	11,328	11,191	137

Net unrealized appreciation on forward foreign exchange contracts to buy						$5,740

See accompanying Notes to Financial Statements

Babson Global Floating Rate Fund 2013 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

December 31, 2013

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED DEPRECIATION
01/14/14	State Street Bank & Trust Co.	EUR	4,562,818	6,277,033	6,253,677	$(23,356)
01/14/14	State Street Bank & Trust Co.	GBP	6,205,658	10,275,510	10,140,410	(135,100)
01/14/14	State Street Bank & Trust Co.	NOK	1,008,015	166,125	163,477	(2,648)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(161,104)

Currency Legend

EUR	–	Euro
GBP	–	British Pound Sterling
NOK	–	Norwegian Krona
SEK	–	Swedish Krona

See accompanying Notes to Financial Statements

Babson Global Credit Income Opportunities Fund 2013 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2013

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Fixed Income — 98.3%*:

Bank Loans — 42.2%*§:

Beverage, Food and Tobacco — 1.7%*:
Acosta, Inc.	3.50%	3/2/2018	200,263	$201,322	$201,314
AHT Cooling Systems GmbH+	4.75	11/19/2020	500,000	684,124	687,850

Total Beverage, Food and Tobacco			700,263	885,446	889,164

Broadcasting and Entertainment — 3.2%*:
Cumulus Media Holdings, Inc.	4.25	12/23/2020	187,542	185,666	188,479
Learfield Communications, Inc.	5.00	10/9/2020	209,799	208,588	211,897
Tyrol Acquisitions 2 SAS+	3.25	1/29/2016	926,980	1,209,350	1,239,157

Total Broadcasting and Entertainment			1,324,321	1,603,604	1,639,533

Buildings and Real Estate — 1.3%*:
Monier Group Gmbh+	7.25	2/28/2018	500,000	658,804	683,262

Cargo Transport — 0.9%*:
Direct ChassisLink, Inc.	8.75	10/31/2019	500,000	492,590	492,500

Chemicals, Plastics and Rubber — 2.1%*:
Chromaflo Technologies Corp.	4.50	12/2/2019	75,054	74,868	75,007
Flint Group SA	6.50	12/30/2016	1,000,000	993,201	997,500

Total Chemicals, Plastics and Rubber			1,075,054	1,068,069	1,072,507

Containers, Packaging and Glass — 3.8%*:
Chesapeake Corp.+	6.00	9/30/2020	498,750	794,298	829,002
Coveris+	5.00	5/8/2019	500,000	686,624	691,935
Coveris	5.25	5/8/2019	64,774	64,455	65,746
Multi Packaging Solutions, Inc.	4.25	8/15/2020	184,512	184,051	184,743
Multi Packaging Solutions, Inc.	4.25	9/30/2020	184,512	184,051	184,512

Total Containers, Packaging and Glass			1,432,548	1,913,479	1,955,938

Diversified/Conglomerate Manufacturing — 1.9%*:
Filtration Group Corp.	4.50	11/20/2020	91,740	91,287	92,601
Information Resources, Inc.	4.75	9/30/2020	79,519	79,133	79,851
Quality Home Brands Holdings	7.75	5/25/2018	131,836	130,518	131,836
ValleyCrest Co. LLC	5.50	6/13/2019	166,249	167,266	166,872
Wilsonart LLC	4.00	10/31/2019	498,741	494,227	494,691

Total Diversified/Conglomerate Manufacturing			968,085	962,431	965,851

Diversified/Conglomerate Service — 2.3%*:
Aquilex Holdings LLC	5.25	12/31/2020	100,071	99,821	100,321
Brickman Group Holdings, Inc.	4.00	12/18/2020	117,452	116,865	117,892
Protection One, Inc.	4.25	3/21/2019	62,693	62,615	62,678
Sabre, Inc.	4.50	2/19/2019	498,750	498,588	499,374
Triple Point Technology, Inc.	5.25	7/10/2020	446,151	405,151	397,074

Total Diversified/Conglomerate Service			1,225,117	1,183,040	1,177,339

See accompanying Notes to Financial Statements

Babson Global Credit Income Opportunities Fund 2013 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

December 31, 2013

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Bank Loans (Continued)

Electronics — 1.3%*:
Dell, Inc.+	4.00%	4/29/2020	500,000	$669,803	$691,145

Finance — 3.4%*:
Confie Seguros Holdings II Co.	5.75	11/9/2018	228,433	227,343	228,433
Confie Seguros Holdings II Co.	10.25	5/8/2019	148,508	148,508	148,972
First Data Corp.	4.25	3/23/2018	500,000	497,014	500,345
Nuveen Investments, Inc.	4.25	5/13/2017	500,000	495,320	497,605
P2 Newco Acquisition, Inc.	9.50	10/22/2021	103,373	102,360	103,373
SAM Finance Lux Sarl	4.25	12/17/2020	191,456	190,499	191,696
TransUnion LLC	4.25	2/10/2019	92,559	92,559	92,999

Total Finance			1,764,329	1,753,603	1,763,423

Healthcare, Education and Childcare — 4.7%*:
Aenova Holding GmbH+	5.25	9/27/2019	600,000	798,642	827,071
Britax US Holdings, Inc.	4.50	10/15/2020	219,818	218,746	220,275
Heartland Dental Care, Inc.	5.50	12/21/2018	98,004	97,519	98,249
PRA Holdings, Inc.	5.00	9/23/2020	432,015	427,845	432,550
TriZetto Group, Inc. (The)	4.75	5/2/2018	872,129	817,742	861,777

Total Healthcare, Education and Childcare			2,221,966	2,360,494	2,439,922

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.3%*:
Leslie’s Poolmart, Inc.	4.25	10/16/2019	137,067	137,067	137,496

Hotels, Motels, Inns and Gaming — 0.2%*:
Marina District Finance Co.	6.75	8/15/2018	94,846	93,898	95,143

Insurance — 2.2%*:
AmWINS Group LLC	5.00	9/6/2019	76,886	76,697	77,271
Asurion LLC	4.50	5/24/2019	497,487	495,051	497,114
Hub International Ltd.	4.75	10/2/2020	573,721	570,945	580,175

Total Insurance			1,148,094	1,142,693	1,154,560

Leisure, Amusement, Entertainment — 0.2%*:
Town Sports International, Inc.	4.50	11/15/2020	90,663	90,217	91,229

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 1.0%*:
Gardner Denver, Inc.	4.25	7/30/2020	498,750	498,750	498,690

Mining, Steel, Iron and Non-Precious Metals — 0.4%*:
Murray Energy Corp.	5.25	12/5/2019	99,425	98,933	100,358
TMS International Corp.	4.50	10/16/2020	108,362	107,834	109,128

Total Mining, Steel, Iron and Non-Precious Metals			207,787	206,767	209,486

Oil and Gas — 0.8%*:
Fieldwood Energy LLC	8.38	9/30/2020	324,231	314,629	330,716
Western Refining, Inc.	4.25	11/12/2020	71,385	71,386	72,188

Total Oil and Gas			395,616	386,015	402,904

See accompanying Notes to Financial Statements

Babson Global Credit Income Opportunities Fund 2013 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

December 31, 2013

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Bank Loans (Continued)

Personal and Non-Durable Consumer Products Mfg. Only — 1.0%*:
Pacific Industrial Services US Finco LLC	5.00%	10/2/2018	498,750	$496,353	$505,194

Printing and Publishing — 1.9%*:
Emap B2B+	5.15	10/31/2017	500,000	771,086	790,716
SuperMedia, Inc.	11.60	12/30/2016	262,567	195,253	195,573

Total Printing and Publishing			762,567	966,339	986,289

Retail Stores — 5.6%*:
Advantage Sales and Marketing, Inc.	4.25	12/18/2017	60,277	59,975	60,443
Alliance Boots Holdings Ltd.+	3.75	7/10/2017	1,000,000	1,593,642	1,652,853
BJ’s Wholesale Club, Inc.	4.50	9/26/2019	311,715	311,981	313,314
FleetPride Corp.	5.25	11/19/2019	221,662	218,920	218,754
Hudson’s Bay Co.	4.75	11/4/2020	500,000	495,092	507,690
Smart and Final Stores LLC	4.75	11/15/2019	139,509	139,160	139,160

Total Retail Stores			2,233,163	2,818,770	2,892,214

Telecommunications — 1.9%*:
Altice Financing SA	4.75	7/15/2019	265,625	268,437	266,953
CDS Holdco III B.V.+	5.00	9/30/2020	500,000	672,180	690,003
Syniverse Holdings, Inc.	4.00	4/23/2019	56,592	56,592	56,645

Total Telecommunications			822,217	997,209	1,013,601

Utilities — 0.1%*:
EFS Cogen Holdings I, Inc.	3.75	12/17/2020	76,085	75,248	76,561

Total Bank Loans			19,177,288	21,460,689	21,833,951

Corporate Bonds — 56.1%*:

Aerospace and Defense — 3.2%*:
AAR Corp.^	7.25	1/15/2022	500,000	523,256	535,000
Aguila 3 SA+	7.88	1/31/2018	250,000	288,438	297,427
DAE Aviation Holdings, Inc.^	11.25	8/1/2015	750,000	754,087	751,875
GenCorp, Inc.	7.13	3/15/2021	60,000	62,907	64,200

Total Aerospace and Defense			1,560,000	1,628,688	1,648,502

Automobile — 4.5%*:
Allied Specialty Vehicles, Inc.^	8.50	11/1/2019	500,000	497,160	511,250
Cooper-Standard Holding, Inc. PIK^	7.38	4/1/2018	500,000	504,727	502,500
Deutsche Raststaetten Gruppe IV GmbH	6.75	12/30/2020	100,000	135,605	144,105
International Automotive Components Group SA^	9.13	6/1/2018	619,000	640,512	645,307
JB Poindexter & Co., Inc.^	9.00	4/1/2022	500,000	528,091	533,750

Total Automobile			2,219,000	2,306,095	2,336,912

Beverage, Food and Tobacco — 0.7%*:
Albain Bidco Norway AS	6.75	11/1/2020	100,000	135,285	139,920
Findus Bondco SA+	9.13	7/1/2018	150,000	212,590	226,990

Total Beverage, Food and Tobacco			250,000	347,875	366,910

See accompanying Notes to Financial Statements

Babson Global Credit Income Opportunities Fund 2013 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

December 31, 2013

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (Continued)

Broadcasting and Entertainment — 4.6%*:
Arqiva Broadcast Finance PLC+	9.50%	3/31/2020	350,000	$595,711	$643,337
CET 21 Spol Sro+	9.00	11/1/2017	200,000	285,201	286,833
Nexstar Broadcasting, Inc.^	6.88	11/15/2020	750,000	751,822	802,500
RCN Telecom Services LLC/RCN Capital Corp.^	8.50	8/15/2020	500,000	497,576	505,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH	6.25	1/15/2029	100,000	133,825	135,850

Total Broadcasting and Entertainment			1,900,000	2,264,135	2,373,520

Buildings and Real Estate — 1.8%*:
Astaldi SpA	7.13	12/1/2020	100,000	135,745	146,340
US Concrete, Inc.^	8.50	12/1/2018	230,000	230,000	235,175
William Lyon Homes, Inc.	8.50	11/15/2020	500,000	531,524	541,250

Total Buildings and Real Estate			830,000	897,269	922,765

Cargo Transport — 2.1%*:
Kenan Advantage Group, Inc. (The)^	8.38	12/15/2018	500,000	524,836	526,250
Moto Finance PLC	10.25	3/15/2017	300,000	525,292	536,528

Total Cargo Transport			800,000	1,050,128	1,062,778

Chemicals, Plastics and Rubber — 2.4%*:
Ciech Group Financing AB+	9.50	11/30/2019	200,000	297,594	313,687
Huntsman International LLC	5.13	4/15/2021	200,000	275,810	276,185
Pinnacle Operating Corp.^	9.00	11/15/2020	600,000	618,957	636,750

Total Chemicals, Plastics and Rubber			1,000,000	1,192,361	1,226,622

Containers, Packaging and Glass — 1.8%*:
GCS Holdco Finance I SA	6.50	11/15/2018	100,000	133,495	141,525
Mustang Merger Corp.^	8.50	8/15/2021	750,000	745,433	810,000

Total Containers, Packaging and Glass			850,000	878,928	951,525

Diversified/Conglomerate Manufacturing — 0.6%*:
CTP Transportation Products LLC/CTP Finance, Inc.^	8.25	12/15/2019	290,000	290,000	302,325

Diversified/Conglomerate Service — 1.2%*:
ADT Corp. (The)^	6.25	10/15/2021	500,000	500,000	525,000
Safway Group Holding LLC/Safway Finance Corp.^	7.00	5/15/2018	95,000	95,899	100,225

Total Diversified/Conglomerate Service			595,000	595,899	625,225

Farming and Agriculture — 1.0%*:
Chiquita Brands International, Inc./Chiquita Brands LLC^	7.88	2/1/2021	500,000	533,935	541,250

See accompanying Notes to Financial Statements

Babson Global Credit Income Opportunities Fund 2013 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

December 31, 2013

	EFFECTIVE INTEREST RATE ‡		DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (Continued)

Finance — 1.4%*:
Nuveen Investments, Inc.	5.50%		9/15/2015	280,000	$269,411	$281,400
TMF Group Holding BV+	9.88		12/1/2019	300,000	423,975	446,461

Total Finance				580,000	693,386	727,861

Healthcare, Education and Childcare — 2.7%*:
Care UK Health & Social Care PLC+	9.75		8/1/2017	300,000	496,746	525,350
Elli Finance UK PLC+	8.75		6/15/2019	100,000	175,966	183,397
Priory Group No. 3 PLC+	8.88		2/15/2019	400,000	632,962	682,251

Total Healthcare, Education and Childcare				800,000	1,305,674	1,390,998

Hotels, Motels, Inns and Gaming — 0.3%*:
NH Hoteles SA+	6.88		11/15/2019	100,000	135,775	145,136

Insurance — 5.0%*:
Audatex North America, Inc.^	6.00		6/15/2021	420,000	427,228	439,950
Audatex North America, Inc.^	6.13		11/1/2023	700,000	700,000	721,000
Galaxy Bidco Ltd.+	6.38		11/15/2020	100,000	161,665	166,340
Galaxy Finco Ltd.+	7.88		11/15/2021	100,000	161,665	165,222
Hastings Insurance Group Finance PLC+	8.00		10/21/2020	100,000	159,915	170,563
Towergate Finance PLC+	8.50		2/15/2018	350,000	590,628	612,909
WellCare Health Plans, Inc.	5.75		11/15/2020	320,000	320,000	327,200

Total Insurance				2,090,000	2,521,101	2,603,184

Leisure, Amusement, Entertainment — 2.4%*:
Travelex Financing PLC+	8.00		8/1/2018	200,000	316,773	342,782
Vougeot Bidco PLC+	7.88		7/15/2020	500,000	851,915	887,589

Total Leisure, Amusement, Entertainment				700,000	1,168,688	1,230,371

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 2.0%*:
Channel Link Enterprises Finance PLC+	3.64	#	6/30/2050	100,000	128,221	131,379
KraussMaffei Group GmbH+	8.75		12/15/2020	100,000	145,901	153,391
Xerium Technologies, Inc.	8.88		6/15/2018	720,000	744,551	756,000

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic				920,000	1,018,673	1,040,770

Mining, Steel, Iron and Non-Precious Metals — 1.3%*:
ALBA Group PLC & Co. KG+	8.00		5/15/2018	250,000	334,000	351,491
Arch Coal, Inc.^	8.00		1/15/2019	305,000	305,000	304,238

Total Mining, Steel, Iron and Non-Precious Metals				555,000	639,000	655,729

Oil and Gas — 7.2%*:
Halcon Resources Corp.^	9.75		7/15/2020	365,000	374,997	380,056
Linn Energy LLC/Linn Energy Finance Corp.	8.63		4/15/2020	500,000	521,307	540,000
Magnum Hunter Resources Corp.	9.75		5/15/2020	500,000	520,565	540,000
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC	9.25		6/1/2021	500,000	497,566	522,500

See accompanying Notes to Financial Statements

Babson Global Credit Income Opportunities Fund 2013 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

December 31, 2013

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (Continued)

Oil and Gas (Continued)
Millennium Offshore Services Superholdings LLC^	9.50%	2/15/2018	500,000	$525,058	$520,000
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC	8.88	3/15/2018	378,000	391,554	393,120
Ocean Rig UDW, Inc.+^	9.50	4/27/2016	500,000	528,078	530,625
Shelf Drilling Holdings Ltd.^	8.63	11/1/2018	285,000	302,111	307,800

Total Oil and Gas			3,528,000	3,661,236	3,734,101

Personal, Food and Miscellaneous — 1.9%*:
Brakes Capital+	7.13	12/15/2018	100,000	161,700	165,181
Cerved Group SpA+	8.00	1/15/2021	300,000	406,633	436,441
TeamSystem Holding SpA+	7.38	5/15/2020	250,000	331,023	354,242

Total Personal, Food and Miscellaneous			650,000	899,356	955,864

Retail Stores — 4.1%*:
Brighthouse Group PLC+	7.88	5/15/2018	300,000	490,444	511,689
House of Fraser Funding PLC+	8.88	8/15/2018	200,000	349,001	361,825
New Look Bondco I PLC+	8.75	5/14/2018	450,000	732,955	786,721
Pendragon PLC+	6.88	5/1/2020	100,000	172,812	174,289
Takko Luxembourg 2 S.C.A.+	9.88	4/15/2019	200,000	256,288	269,499

Total Retail Stores			1,250,000	2,001,500	2,104,023

Telecommunications — 3.9%*:
Manutencoop Facility Management SpA+	8.50	8/1/2020	200,000	263,521	291,648
T-Mobile USA, Inc.	6.46	4/28/2019	470,000	479,092	499,375
T-Mobile USA, Inc.	6.73	4/28/2022	300,000	297,056	312,750
T-Mobile USA, Inc.	6.84	4/28/2023	90,000	88,228	93,375
Telenet Finance V Luxembourg SCA+	6.75	8/15/2024	200,000	276,697	292,543
UPC Holding BV+	6.75	3/15/2023	200,000	213,033	228,978
Wind Acquisition Finance SA^	11.75	7/15/2017	300,000	317,567	319,125

Total Telecommunications			1,760,000	1,935,194	2,037,794

Total Corporate Bonds			23,727,000	27,964,896	28,984,165

Total Fixed Income			42,904,288	49,425,585	50,818,116

Short-Term Investment — 1.2%*:

Bank Deposit — 1.2%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01	1/2/2014	639,016	639,016	639,016

Total Investments			43,543,304	50,064,601	51,457,132

Other assets and liabilities — 0.5%					267,576

Net Assets — 100.0%					$51,724,708

See accompanying Notes to Financial Statements

Babson Global Credit Income Opportunities Fund 2013 Semi-Annual Report

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

December 31, 2013

PIK	Payment-in-kind
‡	The effective interest rates are based on settled commitment amount.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

US	United States	56.0%
UK	United Kingdom	20.0%
DE	Germany	7.0%
NL	Netherlands	2.7%
FR	France	2.4%
IT	Italy	2.4%
AE	United Arab Emirates	1.6%
AT	Austria	1.4%
LU	Luxembourg	1.4%
AU	Australia	1.0%
Other (Individually less than 1%)		4.1%

Total		100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at December 31, 2013. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. See accompanying Notes to the Financial Statement (2G) for additional information on bank loans.
#	Variable rate security. The interest rate shown is the rate in effect at December 31, 2013.

A summary of outstanding financial instruments at December 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED DEPRECIATION
01/14/14	State Street Bank & Trust Co.	CHF	470,407	527,368	527,300	$(68)
01/14/14	State Street Bank & Trust Co.	EUR	6,072,657	8,354,106	8,318,133	(35,973)
01/14/14	State Street Bank & Trust Co.	GBP	5,971,930	9,888,496	9,760,464	(128,032)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(164,073)

Currency Legend

CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound Sterling

See accompanying Notes to Financial Statements

Babson Capital Funds Trust 2013 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

December 31, 2013

1.	Organization

Babson Capital Funds Trust (the “Trust”) was organized as a business trust under the laws of the Commonwealth of Massachusetts on May 3, 2013 and commenced operations on September 16, 2013. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Trust currently consists of two funds (separately, a “Fund” and collectively, the “Funds”): Babson Global Floating Rate Fund (“Global Floating Rate Fund”) and Babson Global Credit Income Opportunities Fund (“Global Credit Income Opportunities Fund”).

Babson Capital Management LLC (the “Adviser”), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company, is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and serves as investment adviser to the Funds.

Babson Capital Global Advisor Limited (“Sub-Adviser”), an indirect wholly-owned subsidiary of the Adviser, will serve as a sub-adviser with respect to the Funds’ European investments.

The primary investment objective of the Global Floating Rate Fund is to seek a high level of current income. The Fund seeks preservation of capital as a secondary investment objective. The primary investment objective of the Global Credit Income Opportunities Fund is to seek an absolute return, primarily through current income and secondarily through capital appreciation.

There can be no assurance that the Funds will achieve their investment objectives. The Funds will seek to take advantage of inefficiencies between geographies, primarily the North American and European high yield bond, loan and other debt markets. Under normal market conditions, the Global Floating Rate Fund will invest at least 80% of its net assets in income-producing floating rate debt securities, consisting of floating rate loans, bonds and notes, issued primarily by North American and Western European companies that are, at the time of purchase, rated below investment grade (below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB- by either Standard & Poor’s Rating Services, a division of the McGraw-Hill Company, Inc. (“S&P”) or Fitch, Inc. (“Fitch”)) or unrated but judged by the Adviser or Sub-Adviser to be of comparable quality. Under normal market conditions, the Global Credit Income Opportunities Fund will invest at least 80% of its net assets in debt instruments, consisting of loans, bonds and notes, based in U.S. and non-U.S. markets, as well as over-the-

counter and exchange-traded derivatives. Investments may be issued or guaranteed by governments and their agencies, corporations, financial institutions and supranational organizations that the Funds believe have the potential to provide a high total return over time. A significant portion of the Funds’ investments in debt instruments will be denominated in a currency other than the U.S. dollar. Although the investments in non-U.S. dollar denominated assets may be on a currency hedged or unhedged basis, the Funds expect that, under current market conditions, it will seek to hedge substantially all of its exposure to foreign currencies.

Each Fund has four classes of shares: Class A, C, I, and Y, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, I, and Y shares. There may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without an initial sales charge and redeemed within the first year of purchase (subject to certain exceptions as set forth in each Fund’s prospectus) and Class C shares redeemed within the first year of purchase.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Valuation of Investments

The Funds’ investments in fixed income securities are generally valued using the prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with the valuation policies and procedures approved by the Funds’ Board of Trustees (the “Board”).

The pricing services may use valuation models or matrix pricing, which consider yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date to determine the current value. The Funds’ investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Funds’ valuation policies and procedures approved by the Board.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

December 31, 2013

The Board has determined that it is in the best interest of the Funds and their shareholders to delegate the Board’s responsibility to a Valuation Committee, made up of officers of the Trust and employees of the Adviser, for: (1) determining whether market quotations are readily available for investments held by the Fund; and (2) determining the fair value of investments held by the Fund for which market quotations are not readily available or are deemed not reliable by the Adviser. In certain cases, authorized pricing service vendors may not provide prices for a security held by the Funds, or the price provided by such pricing service vendor is deemed unreliable by the Adviser. In such cases, the Funds may use market maker quotations provided by an established market maker for that security (i.e., broker quotes) to value the security if the Adviser has experience obtaining quotations from the market maker and the Adviser determines that quotations obtained from the market maker in the past have generally been reliable (or, if the Adviser has no such experience with respect to a market maker, it determines based on other information available to it that quotations to be obtained by it from the market maker are reasonably likely to be reliable). In any such case, the Adviser will review any market quotations so obtained in light of other information in its possession for their general reliability.

Bank loans in which the Funds may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Funds. By relying on a third party to administer a loan, the Funds are subject to the risk that the third party will fail to perform its obligations. The loans in which the Funds will invest are largely floating rate instruments; therefore, the interest rate risk generally is lower than for fixed-rate debt obligations. However, from the perspective of the borrower, an increase in interest rates may adversely affect the borrower’s financial condition. Due to the unique and customized nature of loan agreements evidencing loans and the private syndication thereof, loans are not as easily purchased or sold as publicly traded securities. Although the range of investors in loans has broadened in recent years, there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price and the Funds’ ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Funds to obtain precise valuations of the high yield loans in its portfolio.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

Babson Capital Funds Trust 2013 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

December 31, 2013

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Funds’ investments:

Global Floating Rate Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS

Assets:*
Fixed Income:
Bank Loans	$–	$49,330,850	$492,500	$49,823,350
Corporate Bonds	–	7,042,408	–	7,042,408

Total Fixed Income	–	56,373,258	492,500	56,865,758

Short-Term Investment:
Bank Deposit	–	7,041,707	–	7,041,707

Total Short-Term Investment	–	7,041,707	–	7,041,707

Derivative Securities:
Forward Foreign Currency Exchange Contracts	–	5,740	–	5,740

Total Derivative Securities	–	5,740	–	5,740

Total Investments	–	63,420,705	492,500	63,913,205

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	–	(161,104)	–	(161,104)

Total Derivative Securities	–	(161,104)	–	(161,104)

Total Investments	$–	$63,259,601	$492,500	$63,752,101

*	There were no transfers between levels during the period ended December 31, 2013.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF SEPTEMBER 16, 2013*	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	NET PURCHASES & SALES	BALANCE AS OF DECEMBER 31, 2013	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT DECEMBER 31, 2013

Fixed Income
Bank Loans	$–	$–	$(90)	$–	$90	$492,500	$492,500	$(90)

Total	$–	$–	$(90)	$–	$90	$492,500	$492,500	$(90)

*	Fund commenced operations on September 16, 2013.

Babson Capital Funds Trust 2013 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

December 31, 2013

Global Credit Income Opportunities Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS

Assets:*
Fixed Income:
Bank Loans	$–	$21,341,451	$492,500	$21,833,951
Corporate Bonds	–	28,984,165	–	28,984,165

Total Fixed Income	–	50,325,616	492,500	50,818,116

Short-Term Investment:
Bank Deposit	–	639,016	–	639,016

Total Short-Term Investment	–	639,016	–	639,016

Total Investments	–	50,964,632	492,500	51,457,132

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	–	(164,073)	–	(164,073)

Total Derivative Securities	–	(164,073)	–	(164,073)

Total Investments	$–	$50,800,559	$492,500	$51,293,059

*	There were no transfers between levels during the period ended December 31, 2013.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF SEPTEMBER 16, 2013*	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	NET PURCHASES & SALES	BALANCE AS OF DECEMBER 31, 2013	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT DECEMBER 31, 2013

Fixed Income
Bank Loans	$–	$–	$(90)	$–	$90	$492,500	$492,500	$(90)

Total	$–	$–	$(90)	$–	$90	$492,500	$492,500	$(90)

*	Fund commenced operations on September 16, 2013.

B.	Cash and Cash Equivalents

Cash and cash equivalents consist principally of short-term investments that are readily convertible into cash and have original maturities of three months or less. At December 31, 2013, all cash and cash equivalents are held by the custodian.

C.	Investment Transactions, Related Investment Income and Expenses

Investment transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

December 31, 2013

reported for financial statement and Federal income tax purposes on the identified cost method.

Expenses are recorded on the accrual basis as incurred.

D.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

E.	Federal Income Taxation

The Funds have elected to be taxed as a Regulated Investment Company (“RIC”) under sub-chapter M of the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of their net taxable income to its shareholders. As of December 31, 2013, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Funds file a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three from the date of filings.

F.	Dividends and Distributions

The Funds declare and pay dividends monthly from net investment income. To the extent that these distributions exceed net investment income, they may be classified as return of capital. The Funds also pay a distribution at least annually from its net realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution will be provided if payment is made from any source other than net investment income. Any such notice would be provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Funds’ distributions for each calendar year is reported on Internal Revenue Service Form 1099-DIV.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Funds for financial reporting purposes. These differences, which could be temporary or permanent in nature may result in reclassification of distributions; however, net investment income, net realized gains and losses, and net assets are not affected.

G.	Bank Loans

The Funds may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Funds record an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Funds invest may be subject to some restrictions on resale. For example, the Funds may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Funds assume the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Funds and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Funds may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Funds to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statements of Assets and Liabilities represents mark to market of the unfunded portion of the

Babson Capital Funds Trust 2013 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

December 31, 2013

Funds’ bank loans. As of December 31, 2013, the Global Floating Rate Fund had one unfunded loan commitment which amounted to $35,518 of par and had cost and fair value of $35,343 and $35,551, respectively.

H.	Derivative Instruments

The following is a description of the derivative instruments that the Funds utilize as part of their investment strategy, including the primary underlying risk exposures related to the instrument.

Forward Foreign Currency Exchange Contracts – The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward currency exchange contracts to hedge against changes in the value of foreign currencies. The Funds may enter into forward currency exchange contracts obligating the Funds to deliver or receive a currency at a specified future date. Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The Funds are also subject to credit risk with respect to the counterparties to derivative contracts that are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Funds may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Funds may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the party’s performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Funds. In addition, in the event of a bankruptcy of a clearing house, the Funds could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions. The counterparty risk to the Funds is limited to the net unrealized gain, in any, on the contract.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

During the period from September 16, 2013 through December 31, 2013, the Funds’ direct investment in derivatives consisted of forward foreign currency exchange contracts.

The following is a summary of the fair value of derivative instruments held directly by the Funds as of December 31, 2013:

Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2013:

Global Floating Rate Fund

ASSET DERIVATIVES	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on open forward foreign currency exchange contracts	$5,740

Total		$5,740

LIABILITY DERIVATIVES	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on open forward foreign currency exchange contracts	$161,104

Total		$161,104

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

December 31, 2013

Global Credit Income Opportunities Fund

LIABILITY DERIVATIVES	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on open forward foreign currency exchange contracts	$164,073

Total		$164,073

The effect of derivative instruments on the Statement of Operations for the period September 16, 2013 through December 31, 2013:

Amount of Realized Gain/(Loss) on Derivatives:

Global Floating Rate Fund

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Derivatives
Forward Foreign Currency Exchange Contracts	$(141,665)

Total	$(141,665)

Global Credit Income Opportunities Fund

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Derivatives
Forward Foreign Currency Exchange Contracts	$(214,418)

Total	$(214,418)

Change in Unrealized Appreciation/(Depreciation) on Derivatives:

Global Floating Rate Fund

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Derivatives
Forward Foreign Currency Exchange Contracts	$(155,364)

Total	$(155,364)

Global Credit Income Opportunities Fund

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Derivatives
Forward Foreign Currency Exchange Contracts	$(164,073)

Total	$(164,073)

Global Floating Rate Fund

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS	FOREIGN EXCHANGE CONTRACT RISK
Forward Foreign Currency Exchange Contracts(1)	$10,125,106

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Global Credit Income Opportunities Fund

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS	FOREIGN EXCHANGE CONTRACT RISK
Forward Foreign Currency Exchange Contracts(1)	$13,291,619

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Babson Capital Funds Trust 2013 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

December 31, 2013

I.	Disclosures about Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as cash collateral, through a single payment in the event of default on or termination of any one contract:

Global Floating Rate Fund

DESCRIPTION	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES
Forward Foreign Currency Exchange Contracts	$5,740	$–	$5,740

Total	$5,740	$–	$5,740

		GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
COUNTERPARTY	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT COLLATERAL(a)	CASH COLLATERAL RECEIVED(a)	NET AMOUNT(b)
State Street Bank & Trust Co.	$5,740	$–	$–	$5,740

Total	$5,740	$–	$–	$5,740

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2013.

DESCRIPTION	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES
Forward Foreign Currency Exchange Contracts	$161,104	$–	$161,104

Total	$161,104	$–	$161,104

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December 31, 2013

		GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
COUNTERPARTY	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT COLLATERAL(a)	CASH COLLATERAL RECEIVED (a)	NET AMOUNT (b)
State Street Bank & Trust Co.	$161,104	$–	$–	$161,104

Total	$161,104	$–	$–	$161,104

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2013.

Global Credit Income Opportunities Fund

DESCRIPTION	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES
Forward Foreign Currency Exchange Contracts	$164,073	$–	$164,073

Total	$164,073	$–	$164,073

		GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
COUNTERPARTY	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT COLLATERAL (a)	CASH COLLATERAL RECEIVED (a)	NET AMOUNT (b)
State Street Bank & Trust Co.	$164,073	$–	$–	$164,073

Total	$164,073	$–	$–	$164,073

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2013.

J.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include valuation of currencies and adverse political and economic developments. Moreover, securities of many foreign companies, foreign governments, and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

K.	Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

December 31, 2013

arising from changes in the market prices of securities. However, for Federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

L.	Counterparty Risk

The Funds seek to manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations. The Adviser monitors the financial stability of the Funds’ counterparties.

3.	Advisory Fee

The Funds have entered into an Investment Management Agreement (the “Agreement”) with the Adviser. Pursuant to the Agreement, the Global Floating Rate Fund agrees to pay the Adviser a fee payable at the end of each calendar month, at an annual rate of 0.65% of the Fund’s average daily net assets during such month. The Global Credit Income Opportunities Fund agrees to pay the Adviser a fee payable at the end of each calendar month, at an annual rate of 0.75% of the Fund’s average daily net assets during such month.

The Adviser has contractually agreed to waive and/or reimburse a portion of its fees and/or reimburse expenses (excluding 12b-1 fees, interest expenses, taxes, fees incurred in acquiring and disposing of securities and extraordinary expenses) such that total net annual operating expenses for each class do not exceed the following rates:

	CLASS A	CLASS C	CLASS I	CLASS Y
Global Floating Rate Fund	1.05%	1.80%	0.75%	0.75%
Global Credit Income Opportunities Fund	1.20%	1.95%	0.95%	0.95%

Pursuant to the expense waiver/reimbursement agreement, the Adviser is entitled to be reimbursed for any fees the Adviser waives and Fund expenses that the Adviser reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Adviser by a Fund will not cause the Fund to exceed any applicable expense limitation that is in place for the Fund.

The contractual management fee waiver and expense reimbursement agreements between the Funds and the Adviser may be terminated only upon the approval of the Funds’ Board of Trustees.

Subject to the supervision of the Adviser and the Board, the Sub-Adviser manages the investment and reinvestment of a portion of the assets of the Funds, as allocated from time to time to the Sub-Adviser. The Adviser (not the Funds) will pay a portion of the fees it receives to the Sub-Adviser in return for its services.

4.	Administrator, Custody, and Transfer Agent Fees

The Funds have engaged State Street Bank and Trust (“SSB”) to serve as the Funds’ administrator, custodian, fund accountant, and transfer agent. For each of these services, the Funds have agreed to pay SSB a fee payable at the end of each calendar month pursuant to fee agreements between SSB and the Funds. For the period ended December 31, 2013, the aggregate effective fee for these services was at an annual rate of 0.48% and 0.51% of Global Floating Rate Fund and Global Credit Income Opportunities Fund’s average daily managed assets, respectively.

5.	Income Taxes

It is the Funds’ intention to qualify as a RIC under subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The cost basis of investments for Federal income tax purposes at December 31, 2013 for the Global Floating Rate Fund and the Global Credit Income Opportunities Fund was as follows:

Global Floating Rate Fund

Cost of investments	$63,064,726
Gross unrealized appreciation	872,776
Gross unrealized depreciation	(30,037)

Net unrealized appreciation	$842,739

Global Credit Income Opportunities Fund

Cost of investments	$50,066,227
Gross unrealized appreciation	1,411,443
Gross unrealized depreciation	(20,538)

Net unrealized appreciation	$1,390,905

Babson Capital Funds Trust 2013 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

December 31, 2013

6.	Investment Transactions

Purchases and sales of securities (excluding short-term debt securities) for the period from September 16, 2013 through December 31, 2013 were as follows:

	PURCHASES	SALES
Global Floating Rate Fund	$71,557,234	$15,685,810
Global Credit Income Opportunities Fund	66,278,173	17,094,680

7.	Common Stock

Transactions in common stock for the period September 16, 2013 through December 31, 2013 were as follows:

Global Floating Rate Fund

Beginning shares	$–
Shares sold	5,700,134
Shares sold through reinvestments of distributions	–
Shares redeemed	–

Shares at December 31, 2013	$5,700,134

Global Credit Income Opportunities Fund

Beginning shares	$–
Shares sold	5,005,003
Shares sold through reinvestments of distributions	–
Shares redeemed	–

Shares at December 31, 2013	$5,005,003

    Babson Capital Funds Trust

Item  2. Code of Ethics.

Not applicable to this semi-annual report.

Item  3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item  4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item  5. Audit Committee of Listed Registrants.

Not applicable.

Item  6. Schedule of Investments.

(a)	The registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Report to Stockholders filed under item 1 of this form.

(b)	Not applicable.

Item  7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item  8. Portfolio Managers of Closed-End Investment Management Companies.

Not applicable.

Item  9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item  10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item  11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item  12. Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Babson Capital Funds Trust

By: (Signature and Title)	/s/ Anthony J. Sciacca
Anthony J. Sciacca, President (Principal Executive Officer)

Date March 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Anthony J. Sciacca
Anthony J. Sciacca, President (Principal Executive Officer)

Date March 7, 2014

By: (Signature and Title)	/s/ Patrick Hoefling
Patrick Hoefling, Chief Financial Officer (Principal Financial Officer)

Date March 7, 2014